Accounts Payable and Accruals (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accruals [Abstract]
Payroll and related expenses	$ 180	$ 150
Wages and fees of related parties and related expenses	72	90
Institutions	96	132
Provision for vacations and recreation pay	158	170
Advanced payments from customers	61	193
Accrued expenses	200	232
Other accounts payable and accruals	$ 767	$ 967